Financial Instruments (Details 1) - NIS [Member] $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Increase at a rate of 5% [Member]
Statement Line Items [Line Items]
Changes in exchange rate	$ (189)
Increase at a rate of 10% [Member]
Statement Line Items [Line Items]
Changes in exchange rate	(377)
Decrease at a rate of 5% [Member]
Statement Line Items [Line Items]
Changes in exchange rate	189
Decrease at a rate of 10% [Member]
Statement Line Items [Line Items]
Changes in exchange rate	$ 377